Related party transactions_Details of transactions with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantees to related parties		₩ 0		₩ 0
KDIC
Related party transactions [Abstract]
Interest expenses		₩ 0		₩ 0		₩ 15,331,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Corporation that has significant influence over the group		Corporation that has significant influence over the Group		Corporation that has significant influence over the group
Kumho Tire Co., Inc.
Related party transactions [Abstract]
Interest income		₩ 0		₩ 1,098,000,000		₩ 2,641,000,000
Interest expenses		0		0		1,000,000
Fees income		0		0		5,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		0		(156,712,000,000)		₩ 155,997,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 0		₩ 0
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party	[1]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.		The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
Woori Service Networks Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 23,000,000		₩ 69,000,000
Loss allowance		(1,000,000)
Deposits due to customers		1,881,000,000		1,967,000,000
Accrued expenses		6,000,000		0
Other liabilities		429,000,000		333,000,000
Related party transactions [Abstract]
Interest expenses		20,000,000		14,000,000		₩ 24,000,000
Fees expenses		448,000,000		561,000,000		543,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(3,000,000)
Other income		32,000,000		30,000,000		30,000,000
Other expenses		1,423,000,000		580,000,000		₩ 507,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 177,000,000		₩ 131,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 3,000,000		₩ 7,000,000
Deposits due to customers		26,000,000		6,494,000,000
Other liabilities		0		19,000,000
Related party transactions [Abstract]
Interest expenses		29,000,000		62,000,000		₩ 82,000,000
Fees expenses		2,608,000,000		2,310,000,000		₩ 2,079,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 32,000,000		₩ 28,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 1,860,000,000		₩ 57,000,000
Loss allowance		(3,000,000)		(4,000,000)
Deposits due to customers		1,371,000,000		5,040,000,000
Other liabilities		0		10,000,000
Related party transactions [Abstract]
Interest expenses		9,000,000		12,000,000		₩ 12,000,000
Fees expenses		0		0		0
Impairment losses due to credit loss (reversal of allowance for credit loss)		8,000,000		4,000,000		0
Other expenses		112,000,000		146,000,000		₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 400,000,000		₩ 203,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Chin Hung International Inc.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 244,000,000		₩ 411,000,000
Loss allowance		(2,000,000)		(204,000,000)
Deposits due to customers		5,381,000,000		11,605,000,000
Other liabilities		321,000,000		2,974,000,000
Related party transactions [Abstract]
Interest income		0		0		₩ 364,000,000
Interest expenses		35,000,000		43,000,000		27,000,000
Fees income		0		0		1,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		44,000,000		182,000,000		₩ (4,265,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 32,055,000,000		₩ 32,058,000,000
Description of nature of related party relationship		Associates		Associates		Associates
STX Engine Co., Ltd.
Related party transactions [Abstract]
Interest income		₩ 0		₩ 333,000,000		₩ 1,417,000,000
Interest expenses		0		86,000,000		147,000,000
Fees income		0		0		28,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ 0		₩ (88,734,000,000)		₩ (797,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party		The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.	[2]
STX Corporation
Related party transactions [Abstract]
Interest income		₩ 0		₩ 0		₩ 219,000,000
Interest expenses		0		2,000,000		4,000,000
Fees income		0		0		30,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		0		(31,210,000,000)		₩ (61,432,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 0		₩ 0
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party		The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.	[2]
Woori Columbus 1st Private Equity Fund
Related party transactions [Abstract]
Fees income		₩ 0		₩ 0		₩ 272,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
LOTTE CARD Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 7,500,000,000		₩ 0
Loss allowance		(30,000,000)		0
Deposits due to customers		2,726,000,000		0
Related party transactions [Abstract]
Interest income		213,000,000		0
Interest expenses		53,000,000		0
Fees income		593,000,000		0
Impairment losses due to credit loss (reversal of allowance for credit loss)		30,000,000		0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 150,000,000,000		₩ 0
Description of nature of related party relationship		Associates		Associates
K BANK Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 141,000,000		₩ 190,000,000
Account receivables		24,000,000		0
Other assets		4,000,000
Other liabilities				0
Related party transactions [Abstract]
Fees income		1,468,000,000		1,134,000,000		₩ 0
Other income		0		19,000,000		₩ 1,051,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 159,000,000		₩ 15,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Well to Sea no.3 Private Equity Fund
Outstanding balances for related party transactions [Abstract]
Loans		₩ 4,490,000,000		₩ 1,857,000,000
Loss allowance		(8,000,000)		(9,000,000)
Deposits due to customers		714,000,000		356,000,000
Other liabilities		47,000,000		64,000,000
Related party transactions [Abstract]
Interest income		1,774,000,000		2,179,000,000		₩ 982,000,000
Interest expenses		11,000,000		9,000,000		4,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(18,000,000)		(30,000,000)		₩ 39,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		210,510,000,000		208,143,000,000
Open interest		₩ 584,377,000,000		₩ 439,243,000,000
Description of nature of related party relationship		Associates		Associates		Associates
Others
Outstanding balances for related party transactions [Abstract]
Loans		₩ 84,000,000		₩ 4,783,000,000
Loss allowance		(84,000,000)		(324,000,000)
Other assets		338,000,000		9,000,000
Deposits due to customers		5,577,000,000		8,049,000,000
Other liabilities		172,000,000		165,000,000
Related party transactions [Abstract]
Interest income		0		233,000,000		₩ 0
Interest expenses		55,000,000		40,000,000		13,000,000
Fees income		1,281,000,000		23,000,000		0
Impairment losses due to credit loss (reversal of allowance for credit loss)		(5,000,000)		(147,000,000)		218,000,000
Other income		₩ 17,000,000		₩ 14,000,000		₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Description of other related parties with outstanding balances	[3]	Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2018 and 2019.		Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2018 and 2019.
Description of other related parties with transactions		Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, PCC-Woori LP Secondary Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2019.	[4]	Others as of December 31, 2018 include Saman Corporation, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd, DAEA SNC Co., Ltd. etc.	[5]	Others as of December 31, 2017 include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others .	[5]
Woori Blackstone Korea Opportunity Private Equity Fund No. 1
Related party transactions [Abstract]
Fees income		₩ 0		₩ 0		₩ 6,225,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party	[6]	The entity is excluded from the list of associates due to its liquidation during the year ended December 31, 2017.		The entity is excluded from the list of associates due to its liquidation during the year ended December 31, 2017.		The entity is excluded from the list of associates due to its liquidation during the year ended December 31, 2017.
Samho International Co., Ltd.
Related party transactions [Abstract]
Interest income		₩ 0		₩ 0		₩ 486,000,000
Interest expenses		0		0		334,000,000
Fees income		0		0		5,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ 0		₩ 0		₩ (717,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
Description of changes of ownership interest of related party	[7]	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.

[1]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
[2]	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.
[3]	Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2018 and 2019.
[4]	Others include Saman Corporation,. Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, PCC-Woori LP Secondary Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. etc., as of December 31, 2019.
[5]	Others as of December 31, 2018 include Saman Corporation, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd, DAEA SNC Co., Ltd. etc. and others as of December 31, 2017 include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others .
[6]	The entity is excluded from the list of associates due to its liquidation during the year ended December 31, 2017.
[7]	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.